Intangibles (Details Narrative)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Buyout agreement relating to a player	$ 6,831,659	$ 5,000,000
Promissory note receivable	1,354,400
Other receivables	5,906,625		$ 3,683,102	$ 1,000,000
Gain on disposal of intangible assets	4,836,075,000		(2,606,200)
Transaction costs	40,584,000
Domain name [member]
IfrsStatementLineItems [Line Items]
Sale of asset	1,955,000
Gain on disposal of intangible assets			(1,955,000)
Application and technology development [member]
IfrsStatementLineItems [Line Items]
Sale of asset	$ 340,000
Gain on disposal of intangible assets			$ (340,000)